NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
NET OPERATING REVENUE
4.	NET OPERATING REVENUE

	2018	2017	2016
Gross operating revenue (*)	30,426,548	36,338,432	45,327,110

Deductions from gross revenue	(8,366,534)	(12,548,778)	(19,330,687)

Taxes	(6,725,356)	(7,707,961)	(7,760,930)
Discounts and other deductions (*)	(1,641,178)	(4,840,817)	(11,569,757)

Net operating revenue	22,060,014	23,789,654	25,996,423

(*) The Company simplified the breakdown of its bills sent to its customers. The changes in billing do not impact the taxes levied on sales and/or services or the net revenue.